Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Jun. 30, 2013
Accumulated Other Comprehensive Income

The following table summarizes the changes in accumulated other comprehensive income by component:

(In millions)

Year Ended June 30,	2013	2012	2011

Derivatives

Accumulated other comprehensive income (loss) balance, beginning of period	$92	$(163)	$464
Unrealized gains (losses), net of tax effects of $54, $127 and $(340)	101	236	(632)
Reclassification adjustments for losses (gains) included in revenue	(195)	29	7
Tax expense (benefit) included in provision for income taxes	68	(10)	(2)

Amounts reclassified from accumulated other comprehensive income	(127)	19	5

Net current period other comprehensive income (loss)	(26)	255	(627)

Accumulated other comprehensive income (loss) balance, end of period	$66	$92	$(163)

Investments

Accumulated other comprehensive income balance, beginning of period	$1,431	$1,821	$767
Unrealized gains (losses), net of tax effects of $244, $(93) and $726	453	(172)	1,349
Reclassification adjustments for gains included in other income (expense)	(139)	(335)	(454)
Tax expense included in provision for income taxes	49	117	159

Amounts reclassified from accumulated other comprehensive income	(90)	(218)	(295)

Net current period other comprehensive income (loss)	363	(390)	1,054

Accumulated other comprehensive income balance, end of period	$1,794	$1,431	$1,821

Translation Adjustments and Other

Accumulated other comprehensive income (loss) balance, beginning of period	$(101)	$205	$(176)
Translation adjustments and other, net of tax effects of $(8), $(165) and $205	(16)	(306)	381

Accumulated other comprehensive income (loss) balance, end of period	$(117)	$(101)	$205

Accumulated other comprehensive income, end of period	$1,743	$1,422	$1,863